CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	$ 32,030	$ 33,073
Time deposits maturing over three months	8,684	4,008
Marketable securities (note 3)	6,168
Available-for-sale securities (note 4)	1,586	7,630
Accounts receivable, less allowances for doubtful accounts of $447 and $574 at March 31, 2012 and 2013, respectively	8,291	12,476
Inventories (note 5)	11,376	15,852
Prepaid expenses and other current assets (note 6)	1,152	2,164
Total current assets	69,287	75,203
Property, plant and equipment-net (note 7)	42,694	46,177
Deferred income tax assets (note 10)	192	187
Goodwill (note 8)	392	392
Total assets	112,565	121,959
Current liabilities:
Accounts payable	3,144	5,741
Accrued payroll and employee benefits	4,133	3,778
Customer deposits	1,254	2,257
Other accrued liabilities (note 9)	1,260	1,311
Income taxes payable	592	438
Deferred income tax liabilities (note 10)	606	421
Dividend payable		324
Total current liabilities	10,989	14,270
Commitments and contingencies (note 11)
Shareholders' equity:
Common shares nil par value; authorized 30,000,000 shares; 16,196,810 and 16,801,810 shares issued as of March 31, 2012 and 2013; 16,196,810 and 16,387,648 shares outstanding as of March 31, 2012 and 2013	52,443	50,816
Treasury stock at cost; nil and 414,162 shares as of March 31, 2012 and 2013 (note 14)	(1,102)
Additional paid-in capital	7,933	8,265
Accumulated other comprehensive income	5,288	4,570
Retained earnings	37,014	44,038
Total shareholders' equity	101,576	107,689
Total liabilities and shareholders' equity	$ 112,565	$ 121,959